Right-Of-Use Assets, Net and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule Of Right Of Use Assets

	As at December 31, 2022
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	81,355	(3,484)	(908)	76,963
PRMS facility	6,239	(660)	8,398	13,977
Offices	10,282	(2,142)	213	8,353
Others	7	(6)	(1)	-
	97,883	(6,292)	7,702	99,293

	As at December 31, 2021
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	77,011	(3,375)	7,719	81,355
PRMS facility	6,514	(480)	205	6,239
Offices	2,499	(1,716)	9,499	10,282
Others	-	-	7	7
	86,024	(5,571)	17,430	97,883

Disclosure Of Detailed Information About Amounts Recognized In Statements Of Profit Loss Explanatory
	As at December 31,	As at December 31,
	2022	2021
	$ Thousands	$ Thousands

Interest expenses in respect of lease liability	572	550

Total cash outflow for leases	2,572	1,993